UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22295
Multi-Sector Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Multi-Sector Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS

Corporate Bonds & Notes — 39.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Agriculture — 4.5%

Altria Group, Inc., 8.50%, 11/10/13	$1,000	$1,161,216
Bunge, Ltd. Finance Corp., 8.50%, 6/15/19	1,000	1,167,461

		$2,328,677

Beverages — 6.5%

Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$1,000	$1,025,434
Coca-Cola Enterprises, Inc., 7.375%, 3/3/14	1,000	1,175,706
Diageo Capital PLC, 7.375%, 1/15/14	1,000	1,165,877

		$3,367,017

Chemicals — 4.1%

E.I. Du Pont de Nemours & Co., 4.75%, 3/15/15	$1,000	$1,083,751
Praxair, Inc., 4.50%, 8/15/19	1,000	1,033,127

		$2,116,878

Computers — 2.2%

Hewlett-Packard Co., 6.125%, 3/1/14	$1,000	$1,126,038

		$1,126,038

Diversified Financial — 2.1%

IBM International Group Capital, 5.05%, 10/22/12	$1,000	$1,094,515

		$1,094,515

Electric — 2.4%

Dominion Resources, Inc., 5.20%, 8/15/19	$1,200	$1,244,905

		$1,244,905

Foods — 4.3%

Kroger Co. (The), 6.40%, 8/15/17	$1,000	$1,108,532
Yum! Brands, Inc., 6.25%, 3/15/18	1,000	1,078,493

		$2,187,025

Household Products — 2.1%

Fortune Brands, Inc., 6.375%, 6/15/14	$1,000	$1,063,789

		$1,063,789

Media — 2.1%

Walt Disney Co. (The), 6.375%, 3/1/12	$1,000	$1,103,373

		$1,103,373

Pharmaceuticals — 2.1%

Abbott Laboratories, 5.15%, 11/30/12	$1,000	$1,105,120

		$1,105,120

Retail — 4.5%

CVS Caremark Corp., 5.75%, 6/1/17	$1,000	$1,077,592
Staples, Inc., 9.75%, 1/15/14	1,000	1,212,926

		$2,290,518

Telecommunications — 2.1%

Deutsche Telekom International Finance B.V., 5.25%, 7/22/13	$1,000	$1,070,741

		$1,070,741

Total Corporate Bonds & Notes
(identified cost $19,722,794)		$20,098,596

Commercial Mortgage-Backed Securities — 47.2%

	Principal
	Amount
Security	(000’s omitted)	Value

BACM, Series 2004-6, Class A5,
4.811%, 12/10/42	$1,092	$1,048,311
BSCMS, Series 2002-TOP8, Class A2,
4.83%, 8/15/38	800	817,649
BSCMS, Series 2004-T14, Class A4,
5.20%, 1/12/41	1,250	1,282,294
CGCMT, Series 2004-C1, Class A3,
5.251%, 4/15/40	450	453,223
CGCMT, Series 2004-C1, Class A4,
5.37%, 4/15/40(1)	800	812,107
CGCMT, Series 2004-C2, Class A5,
4.733%, 10/15/41	1,300	1,244,908
CSFB, Series 2004-C1, Class A4,
4.75%, 1/15/37	1,500	1,447,053
CSFB, Series 2004-C2, Class A2,
5.416%, 5/15/36	1,000	1,006,156
CSFB, Series 2004-C3, Class A5,
5.113%, 7/15/36	1,250	1,251,140

See notes to financial statements

Multi-Sector Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

CSFB, Series 2005-C1, Class A4,
5.014%, 2/15/38	$1,250	$1,244,851
GECMC, Series 2004-C1, Class A3,
4.596%, 11/10/38	1,000	993,934
GECMC, Series 2004-C2, Class A4,
4.893%, 3/10/40	530	524,630
GMACC, Series 2004-C3, Class A5,
4.864%, 12/10/41	1,250	1,223,942
GSMS, Series 2004-GG2, Class A6,
5.396%, 8/10/38	1,250	1,201,737
JPMCC, Series 2005-CB11, Class A3,
5.197%, 8/12/37	1,250	1,273,255
LB-UBS, Series 2004-C6, Class A3,
4.547%, 8/15/29	1,000	995,770
MLMT, Series 2004-BPC1, Class A4,
4.724%, 10/12/41	1,000	995,448
MSC, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	1,250	1,255,344
MSC, Series 2004-IQ7, Class A4,
5.537%, 6/15/38(1)	1,250	1,252,317
MSC, Series 2004-IQ8, Class A5,
5.11%, 6/15/40	1,500	1,486,759
WBCMT, Series 2004-C12, Class A4,
5.236%, 7/15/41(1)	1,225	1,235,437
WBCMT, Series 2005-C17, Class A4,
5.083%, 3/15/42	1,250	1,253,896

Total Commercial Mortgage-Backed Securities
(identified cost $23,823,051)		$24,300,161

U.S. Treasury Obligations — 11.5%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Notes, 2.375%, 8/31/14	$5,900	$5,931,807

Total U.S. Treasury Obligations
(identified cost $5,893,512)		$5,931,807

Short-Term Investments — 1.6%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.00%(2)	$793	$793,107

Total Short-Term Investments
(identified cost $793,107)		$793,107

Total Investments — 99.3%
(identified cost $50,232,464)		$51,123,671

Other Assets, Less Liabilities — 0.7%		$362,815

Net Assets — 100.0%		$51,486,486

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BACM - Bank of America Commercial Mortgage, Inc.

BSCMS - Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT - Citigroup Commercial Mortgage Trust

CSFB - Credit Suisse First Boston Mortgage Securities Corp.

GECMC - General Electric Commercial Mortgage Corp.

GMACC - GMAC Commercial Mortgage Securities, Inc.

GSMS - GS Mortgage Securities Corporation II

JPMCC - JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS - LB-UBS Commercial Mortgage Trust

MLMT - Merrill Lynch Mortgage Trust

MSC - Morgan Stanley Capital I

WBCMT - Wachovia Bank Commercial Mortgage Trust

(1)	Weighted average fixed-rate coupon that changes/updates monthly.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2009.

See notes to financial statements

Multi-Sector Portfolio as of October 31, 2009

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2009

Assets

Unaffiliated investments, at value (identified cost, $49,439,357)	$50,330,564
Affiliated investment, at value (identified cost, $793,107)	793,107
Interest receivable	434,851

Total assets	$51,558,522

Liabilities

Payable to affiliates:
Investment adviser fee	$13,621
Trustees’ fees	125
Accrued expenses	58,290

Total liabilities	$72,036

Net Assets applicable to investors’ interest in Portfolio	$51,486,486

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$50,595,279
Net unrealized appreciation	891,207

Total	$51,486,486

Statement of Operations

For the Period Ended
October 31, 2009

Investment Income

Interest	$360,130
Interest allocated from affiliated investment	13,419
Expenses allocated from affiliated investment	(13,419)

Total investment income	$360,130

Expenses

Investment adviser fee	$56,382
Trustees’ fees and expenses	125
Custodian fee	18,185
Legal and accounting services	45,114
Miscellaneous	2,234

Total expenses	$122,040

Net investment income	$238,090

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$183,066

Net realized gain	$183,066

Change in unrealized appreciation (depreciation) —
Investments	$891,207

Net change in unrealized appreciation (depreciation)	$891,207

Net realized and unrealized gain	$1,074,273

Net increase in net assets from operations	$1,312,363

See notes to financial statements

Multi-Sector Portfolio as of October 31, 2009

FINANCIAL STATEMENTS CONT’D

Statement of Changes in Net Assets

Increase (Decrease)	Period Ended
in Net Assets	October 31, 2009(1)

From operations —
Net investment income	$238,090
Net realized gain from investment transactions	183,066
Net change in unrealized appreciation (depreciation) from investments	891,207

Net increase in net assets from operations	$1,312,363

Capital transactions —
Contributions	$50,069,123

Net increase from capital transactions	$50,069,123

Net increase in net assets	$51,381,486

Net Assets

At beginning of period	$105,000

At end of period	$51,486,486

(1) For the period from the start of business, July 16, 2009, to October 31, 2009.

See notes to financial statements

Multi-Sector Portfolio as of October 31, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Period Ended
	October 31, 2009(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses	1.18	%(2)
Net investment income	2.08	%(2)
Portfolio Turnover	31	%(3)

Total Return	3.10	%(3)

Net assets, end of period (000’s omitted)	$51,486

(1)	For the period from the start of business, July 16, 2009, to October 31, 2009.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

Multi-Sector Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Multi-Sector Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio was organized on April 27, 2009 and remained inactive until July 16, 2009 except for matters related to its organization and sale of initial interests of $105,000. The Portfolio’s investment objective is to seek total return. The return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2009, Eaton Vance Diversified Income Fund held a 99.8% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) will normally be valued on the basis of quotations provided by third party pricing services. The pricing services will use various techniques that consider factors including, but not limited to, reported trades or dealer quotations, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed since the start of business on July 16, 2009 to October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

Multi-Sector Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.615% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s investment adviser fee. For the period ended October 31, 2009, the Portfolio’s investment adviser fee totaled $68,918 of which $12,536 was allocated from Cash Management and $56,382 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the period ended October 31, 2009 were as follows:

Purchases

Investments (non-U.S. Government)	$44,721,967
U.S. Government and Agency Securities	14,294,219

$59,016,186

Sales

Investments (non-U.S. Government)	$1,193,604
U.S. Government and Agency Securities	8,510,088

$9,703,692

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,230,112

Gross unrealized appreciation	$938,204
Gross unrealized depreciation	(44,645)

Net unrealized appreciation	$893,559

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended October 31, 2009.

6   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Multi-Sector Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds & Notes	$—	$20,098,596	$—	$20,098,596
Commercial Mortgage-Backed Securities	—	24,300,161	—	24,300,161
U.S. Treasury Obligations	—	5,931,807	—	5,931,807
Short-Term Investments	793,107	—	—	793,107

Total Investments	$793,107	$50,330,564	$—	$51,123,671

7   Review for Subsequent Events

In connection with the preparation of the financial statements of the Portfolio as of and for the period ended October 31, 2009, events and transactions subsequent to October 31, 2009 through December 23, 2009, the date the financial statements were issued, have been evaluated by the Portfolio’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Multi-Sector Portfolio as of October 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To Trustees and Investors of
Multi-Sector Portfolio:
We have audited the accompanying statement of assets and liabilities of Multi-Sector Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2009, and the related statement of operations, the statement of changes in net assets, and the supplementary data for the period from the start of business, July 16, 2009, to October 31, 2009. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Multi-Sector Portfolio as of October 31, 2009, and the results of its operations, the changes in its net assets, and the supplementary data for the period from the start of business, July 16, 2009, to October 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 23, 2009

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the past fiscal period from commencement of operations on July 16, 2009 to October 31, 2009, by the registrant’s principal accountant, Deloitte & Touche LLP (D&T), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such period.

Fiscal Period	7/16/2009- 10/31/2009

Audit Fees	$30,000

Audit-Related Fees(1)	$0

Tax Fees(2)	$10,000

All Other Fees(3)	$0

Total	$40,000

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
During the last fiscal period ended October 31, 2009, the registrant was billed $40,000, by D&T, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the fiscal period ended October 31, 2009; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time period, respectively.

Fiscal Period Ended	10/31/2009

Registrant	$10,000

Eaton Vance(1)	$280,861

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Multi-Sector Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 18, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 18, 2009

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 18, 2009